Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Class A Ordinary shares CNY (¥) shares	Class A Ordinary shares USD ($) shares	Class B Ordinary shares CNY (¥) shares	Class B Ordinary shares USD ($) shares	Class C Ordinary shares CNY (¥) shares	Additional paid-in capita CNY (¥)	Additional paid-in capita USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total shareholders’ equity attributable to Fangdd Network Group Limited CNY (¥)	Total shareholders’ equity attributable to Fangdd Network Group Limited USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
US$ Unaudited (Note 2(g)) (in Dollars)	¥ 1					¥ 4,982,885		¥ (396,951)		¥ (3,142,472)		¥ 1,443,463		¥ 22,535		¥ 1,465,998
Balance (in Shares) at Dec. 31, 2020 | shares	1,376,231,023	1,376,231,023	619,938,058	619,938,058
Balance at Dec. 31, 2020	¥ 1					4,982,885		(396,951)		(3,142,472)		1,443,463		22,535		1,465,998
Net (loss) income for the year										(1,171,165)		(1,171,165)		(31,832)		(1,202,997)
Exercise of share options under share-based compensation (in Shares) | shares	50,219,050	50,219,050
Exercise of share options under share-based compensation
Share-based compensation						47,067						47,067				47,067
Acquisition of a subsidiary with noncontrolling interests (Note 22)						1,820						1,820		(1,820)
Capital contribution from noncontrolling shareholder														1,535		1,535
Foreign currency translation adjustments, net of nil tax								(7,926)				(7,926)				(7,926)
Balance (in Shares) at Dec. 31, 2021 | shares	1,426,450,073	1,426,450,073	619,938,058	619,938,058
Balance at Dec. 31, 2021	¥ 1					5,031,772		(404,877)		(4,313,637)		313,259		(9,582)		303,677
US$ Unaudited (Note 2(g)) (in Dollars)	1					5,031,772		(404,877)		(4,313,637)		313,259		(9,582)		303,677
Net (loss) income for the year										(244,038)		(244,038)		4,450		(239,588)
Exercise of share options under share-based compensation (in Shares) | shares	49,416,575	49,416,575
Exercise of share options under share-based compensation
Share-based compensation						16,724						16,724				16,724
Acquisition of a subsidiary with noncontrolling interests (Note 22)														(114)		(114)
Capital contribution from noncontrolling shareholder														490		490
Subsidiaries written off														34		34
Issuance of ordinary shares (in Shares) | shares	375,000,000	375,000,000			75,000
Issuance of ordinary shares						3,135						3,135				3,135
Foreign currency translation adjustments, net of nil tax								11,036				11,036				11,036
Balance (in Shares) at Dec. 31, 2022 | shares	1,850,866,648	1,850,866,648	619,938,058	619,938,058	75,000
Balance at Dec. 31, 2022	¥ 1					5,051,631		(393,841)		(4,557,675)		100,116		(4,722)		95,394
US$ Unaudited (Note 2(g)) (in Dollars)	1					5,051,631		(393,841)		(4,557,675)		100,116		(4,722)		95,394
Net (loss) income for the year										(91,753)		(91,753)		(1,351)		(93,104)	$ (13,114)
Exercise of share options under share-based compensation (in Shares) | shares	5,561,075	5,561,075
Exercise of share options under share-based compensation
Share-based compensation						105						105				105
Capital contribution from noncontrolling shareholder														635		635
Subsidiaries written off														1,090		1,090
Issuance of ordinary shares (in Shares) | shares	12,576,160,875	12,576,160,875			6,996,427
Issuance of ordinary shares	¥ 3					46,629						46,632				46,632
Conversion of class B ordinary shares to class A ordinary shares
Conversion of class B ordinary shares to class A ordinary shares (in Shares) | shares	129,519,698	129,519,698	(129,519,698)	(129,519,698)
Issuance of convertible promissory note						4,343						4,343				4,343
Conversion of convertible promissory note	¥ 13					140,708						140,721				140,721
Conversion of convertible promissory note (in Shares) | shares	18,750,000,000	18,750,000,000
Foreign currency translation adjustments, net of nil tax								(4,319)				(4,319)				(4,319)	(608)
Balance (in Shares) at Dec. 31, 2023 | shares	33,312,108,296	33,312,108,296	490,418,360	490,418,360	7,071,427
Balance at Dec. 31, 2023	¥ 17	$ 2				5,243,416	$ 738,520	(398,160)	$ (56,080)	(4,649,428)	$ (654,858)	195,845	$ 27,584	(4,348)	$ (612)	191,497	26,972
US$ Unaudited (Note 2(g)) (in Dollars)	¥ 17	$ 2				¥ 5,243,416	$ 738,520	¥ (398,160)	$ (56,080)	¥ (4,649,428)	$ (654,858)	¥ 195,845	$ 27,584	¥ (4,348)	$ (612)	¥ 191,497	$ 26,972